Income from reinsurance ceded	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income from reinsurance ceded
9 Income from reinsurance ceded

	2019	2018	2017
Recovered claims and benefits	3,367	3,127	3,669
Change in technical provisions	(53)	372	497
Commissions	218	241	122
Total	3,532	3,740	4,288
The decrease in income from reinsurance ceded in 2018 reflects the completion of the BlackRock Part VII transfer on July 1, 2018, in the UK. Refer to note 48 Business combinations for more details on these transactions.